DERIVATIVE INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2021
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Fair Value of Derivative Contracts

The fair value of derivative contracts in the consolidated balance sheets at December 31, 2020 and December 31, 2021 were as follows:

	Other accounts receivable and prepaid expenses	Other accounts payable and accrued expenses
	December 31, 2020
Derivatives designated as hedging instruments:
Currency forward contracts	$1,847	$2
Derivatives not designated as hedging instruments:
Currency forward and option contracts	90	279

Total derivatives	$1,937	$281

	Other accounts receivable and prepaid expenses	Other accounts payable and accrued expenses
	December 31, 2021
Derivatives designated as hedging instruments:
Currency forward contracts	$743	$(12)
Derivatives not designated as hedging instruments:
Currency forward and option contracts	109	(301)

Total derivatives	$852	$(313)

The notional amounts for derivatives contracts were as follows:

	December 31,
	2020	2021
Derivatives designated as hedging instruments:
Currency forward contracts	$35,089	$41,832
Derivatives not designated as hedging instruments:
Currency forward and option contracts	$31,207	$34,304

Schedule of Derivative Contracts on Consolidated Statements of Operations

The effect of derivative contracts on the consolidated statements of operations for the year ended December 31, 2020 and 2021 was as follows:

	Year ended December 31,
	2020	2021

Operating income	$225	$1,460

Financial income (expenses)	$(894)	$304